Fair Value of Retained Interests (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Annual prepayment rate:
Impact of 10% adverse change	₨ 6.7	$ 0.1	₨ 9.2
Impact of 20% adverse change	12.7	0.2	17.5
Expected credit losses:
Impact of 10% adverse change	6.6	0.1	10.0
Impact of 20% adverse change	₨ 13.2	$ 0.2	₨ 20.0